Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-Based Compensation [Abstract]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	1,747,341	$3.07
Granted	4,667	4.50
Exercised	-	-
Cancelled or expired	(2,140)	36.00
Outstanding at December 31, 2012	1,749,874	$3.03
Granted	-	-
Exercised	(326,752)	$1.47
Cancelled or expired	-	-
Outstanding at June 30, 2013	1,423,122	$3.39

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2012	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2013	5,557	$20.25

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	777,371	$2.35
Granted	987,869	3.78
Exercised	(2,687)	0.17
Cancelled or expired	(15,212)	12.96
Outstanding at December 31, 2011	1,747,341	$3.07
Granted	4,667	4.50
Exercised	-	-
Cancelled or expired	(2,140)	36.00
Outstanding at December 31, 2012	1,749,868	$3.03

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2011	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2012	5,557	$20.25

Assumptions used in calculations of the Black-Scholes option pricing model for options and warrants

	Six months ended June 30,
	2013	2012
Risk-free interest rates	-	2.39%
Expected life	-	3 years
Expected dividends	-	0%
Expected volatility	-	96%
Vycor Common Stock fair value	-	$1.88-$3.38

	Year ended December 31,
	2012	2011
Risk-free interest rates	0.31-2.39%	0.42-1.60%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	96-99%	96-99%
Vycor Common Stock fair value	$1.88-$4.50	$3.00-$4.50